111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  December 31, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Blended Research® Emerging Markets Equity Fund, MFS® Blended Research® International Equity Fund, MFS® Global New Discovery Fund, MFS® Mid Cap Growth Fund, and MFS® U.S. Government Money Market Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 83 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 26, 2024.

 Please call the undersigned at (617) 954-4384 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

  Sincerely,

  AMANDA S. MOORADIAN

  Amanda S. Mooradian

  Vice President and Senior Counsel